Additional Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Intangible Assets

Intangible assets, net as of March 31, 2023 and December 31, 2022 consisted of the following:

	Weighted-average
	amortization period	Cost, Net of	Accumulated
	(years)	Impairment	Amortization	Net
Balance, March 31, 2023
Customer relationships–	5 - 10	$2,643,000	$386,312	$2,256,688
Acquired technology–	3 - 5	1,435,832	1,225,667	210,165
Tradenames	6	640,000	30,072	609,928
Internally developed software	5	774,791	316,282	458,509
Software in development	N/A	247,914	-	247,914
		$5,741,537	$1,958,333	$3,783,204

Balance, December 31, 2022
Customer relationships	5 – 10	$2,643,000	$280,636	$2,362,364
Acquired technology–	3 - 5	1,437,050	1,201,739	235,311
Tradenames	6	640,000	3,405	636,595
Internally developed software	5	749,147	288,530	460,617
Software in development	N/A	33,046	-	33,046
		$5,502,243	$1,774,310	$3,727,933

Schedule of Intangible assets

	Weighted- average
	amortization period		Accumulated
	(years)	Cost	Amortization	Net

Balance, December 31, 2022
Customer relationships	5-10	$2,643,000	$280,636	$2,362,364
Acquired technology	3-5	1,437,050	1,201,739	235,311
Internally developed software	5	749,147	288,530	460,617
Trade names	6	640,000	3,405	636,595
Software in development	N/A	33,046	—	33,046

		$5,502,243	$1,774,310	$3,727,933

Balance, December 31, 2021
Customer relationships	9	$4,304,000	$131,429	$4,172,571
Acquired technology	3	1,214,000	360,357	853,643
Internally developed software	5	654,022	142,050	511,972
Software in development	N/A	13,354	—	13,354

		$6,185,376	$633,936	$5,551,440

Schedule of Goodwill

Goodwill as of March 31, 2023 and December 31, 2022 consisted of the following:

	Sports Gaming Client Services	Sports Hub Gaming	Affiliate Marketing Services - International	Total
Balance as of December 31, 2022	$381,000	$4,919,928	$1,615,167	$6,916,095
Goodwill	-	-	-	-
Less: Impairment charges	-	-	-	-
Balance as of March 31, 2023	$381,000	$4,919,928	$1,615,167	$6,916,095

Cumulative goodwill impairment charges	$-	$-	$-	$-

Changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 were as follows:

Schedule of goodwill

	SportsHub Gaming	Sports Gaming Client Services	Affiliate Marketing Services - International	Total

Balance as of December 31, 2021	$—	$381,000	$3,130,167	$3,511,167
Goodwill	4,919,928	—	—	4,919,928
Less: Impairment charges	—	—	(1,515,000)	(1,515,000)
Balance as of December 31, 2022	$4,919,928	$381,000	$1,615,167	$6,916,095

Cumulative goodwill impairment charges	$—	$—	$1,515,000	$1,515,000